June 27, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Preliminary Proxy Materials on Schedule 14A under the Securities Exchange Act of 1934 for the following Trusts:
John Hancock Bond Trust	811-03006
John Hancock California Tax-Free Income Fund	811-05979
John Hancock Capital Series	811-01677
John Hancock Collateral Trust	811-23027
John Hancock Current Interest	811-02485
John Hancock Funds III	811-21777
John Hancock Investment Trust	811-00560
John Hancock Investment Trust II	811-03999
John Hancock Municipal Securities Trust	811-05968
John Hancock Sovereign Bond Fund	811-02402
John Hancock Strategic Series (each a “Trust” and, together, the “Trusts”)	811-04651

Ladies and Gentlemen:

On behalf of the Trusts, we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, the Trusts’ preliminary proxy statement and form of proxy (the “Proxy Materials”) relating to a special joint meeting of shareholders of the Trusts to be held on September 9, 2022. It is anticipated that the Proxy Materials will be first sent to shareholders on or about July 18, 2022.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4324 or Abigail P. Hemnes, Esq., of K&L Gates LLP at (617) 951-9053.

Sincerely,
/s/ Nicholas J. Kolokithas
Nicholas J. Kolokithas
Assistant Secretary of the Trusts